Pension schemes - Schedule of defined benefit pension scheme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans
Service cost	£ 4	£ 5	£ 19
Defined benefit pension expense	4	5	19
Net interest on net defined benefit pension balance	1	1	5
Net defined benefit pension expense	5	6	24
United Kingdom
Disclosure of defined benefit plans
Service cost	1	2	16
Defined benefit pension expense	1	2	16
Net interest on net defined benefit pension balance		1	4
Net defined benefit pension expense	1	3	20
United States
Disclosure of defined benefit plans
Service cost	3	3	3
Defined benefit pension expense	3	3	3
Net interest on net defined benefit pension balance	1		1
Net defined benefit pension expense	£ 4	£ 3	£ 4